Schedule I — Parent Company Financial Information - Schedule of Parent Company Statements of Operations and Comprehensive (Loss) Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
G&A expenses	$ (18,627,938)	$ (3,589,720)	$ (100)
Equity in earnings of subsidiaries	1,283,362	1,658,477	2,333,687
Net (loss) income	(17,344,577)	(1,931,243)	2,333,587
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(120,836)	(281,259)	(105,029)
COMPREHENSIVE (LOSS) INCOME	$ (17,465,413)	$ (2,212,502)	$ 6,189,384